Note 9. Earnings Per Share (Details) - Reconciliation of the Numerators and Denominators of Basic and Diluted Earnings Per Common Share (USD $)
In Thousands, except Share data, unless otherwise specified
	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Basic earnings per common share:
Net earnings (in Dollars)	$ 111	$ (40)	$ 31	$ 549	$ 323	$ (235)	$ (126)	$ 202	$ 651	$ 164	$ 28
Weighted-average common shares outstanding									11,707,043	11,655,060	11,591,681
Add: Effect of dilutive stock options									1,000	3,000	7,000
Adjusted weighted-average common shares outstanding									11,707,887	11,658,246	11,598,536
Diluted net earnings per common share (in Dollars per share)	$ 0.01	$ 0.00	$ 0.00	$ 0.05	$ 0.03	$ (0.02)	$ (0.01)	$ 0.02	$ 0.06	$ 0.01	$ 0.00
Basic net earnings per common share (in Dollars per share)	$ 0.01	$ 0.00	$ 0.00	$ 0.05	$ 0.03	$ (0.02)	$ (0.01)	$ 0.02	$ 0.06	$ 0.01	$ 0.00